Variable Interest Entity (“VIE”)	6 Months Ended
Jun. 30, 2026
Variable Interest Entity (“VIE”) [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into contractual arrangements with Beijing WiMi on November 6, 2018. The agreements were terminated on December 18, 2020, and WiMi WFOE entered into another contractual arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these contractual arrangements are summarized in “Note 1 Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

i) Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1) The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2) The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the contractual arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The contractual arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current assets	85,753,334	83,320,887	12,233,462
Property and equipment, net	72,658,575	70,811,620	10,396,808
Other noncurrent assets	10,132,185	10,132,185	1,487,643
Total assets	168,544,094	164,264,692	24,117,913
Total liabilities	(614,510,596)	(613,286,737)	(90,044,889)
Net assets	(445,966,502)	(449,022,045)	(65,926,976)

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Current liabilities:
Accounts payable	7,831,313	7,542,308	1,107,388
Advance from customers	135,467	154,462	22,679
Other payables and accrued liabilities	17,122,156	17,052,191	2,503,662
Taxes payable	5,799,588	4,915,704	721,740
Intercompany payable*	561,017,190	561,017,190	82,370,493
Total current liabilities	591,905,714	590,681,855	86,725,962
Non-current shareholder loan	22,604,882	22,604,882	3,318,927
Total liabilities	614,510,596	613,286,737	90,044,889

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the
	six months ended	six months ended	six months ended
	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Operating revenues	128,728	57,092	8,382
Gross profit	128,728	11,162	1,639
Loss from operations	(1,439,606)	(2,099,642)	(308,277)
Net income (loss)	7,141,269	(3,314,898)	(486,706)

The following table provides a reconciliation of cash and cash equivalents reported within the VIE’s company balance sheets that sum to the total of the same amounts shown in the VIE’s company statements of cash flows:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Cash and cash equivalents	8,496,049	19,124,283	2,807,894
Total cash and cash equivalents	8,496,049	19,124,283	2,807,894